Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Segment Informations
Upstream		Gas and Power		Downstream		Central Administration and Others	Consolidation Adjustments(1)	Total
For the year ended December 31, 2017
Revenues from sales	739		56,805		195,321		2,534	(2,586)	252,813
Revenues from intersegment sales	115,955		4,075		988		7,133	(128,151)	—

Revenues	116,694		60,880		196,309		9,667	(130,737)	252,813

Operating profit / (loss)	3,877		3,259		15,813		(4,400)	(2,476)	16,073
Income / (loss) from equity interests in associates and joint ventures	—		634		794		—	—	1,428
Depreciation of property, plant and equipment	45,279	(3)	290		6,926		1,017	—	53,512
Recovery of property, plant and equipment and intangible assets(2)	5,032		—		—		—	—	5,032
Acquisition of property, plant and equipment	39,411		3,867		8,179		1,639	—	53,096
Assets	251,525		45,395		158,800		53,934	(3,936)	505,718
For the year ended December 31, 2016
Revenues from sales	18,745		26,514		162,538		2,303	—	210,100
Revenues from intersegment sales	95,398		3,212		925		7,447	(106,982)	—

Revenues	114,143		29,726		163,463		9,750	(106,982)	210,100

Operating profit / (loss)	(26,845)		2,008		3,093		(1,615)	(887)	(24,246)
Income / (loss) from equity interests in associates and joint ventures	(1)		302		287		—	—	588
Depreciation of property, plant and equipment	38,125		290		5,507		830	—	44,752
Impairment of property, plant and equipment and intangible assets(2)	34,943	(3)	—		—		—	—	34,943
Acquisition of property, plant and equipment	51,396		2,134		9,839		1,679	—	65,048
Assets	236,173		25,866		125,536		34,739	(1,175)	421,139
For the year ended December 31, 2015
Revenues from sales	16,044		14,003		124,959		1,130	—	156,136
Revenues from intersegment sales	64,243		2,184		807		6,182	(73,416)	—

Revenues	80,287		16,187		125,766		7,312	(73,416)	156,136

Operating profit / (loss)	7,535		1,498		6,948		(2,331)	2,938	16,588
Income / (loss) from equity interests in associates and joint ventures	—		267		51		—	—	318
Depreciation of property, plant and equipment	23,075		255		2,913		442	—	26,685
Impairment of property, plant and equipment and intangible assets(2)	2,535		—		—		—	—	2,535
Acquisition of property, plant and equipment	48,598		469		8,874		1,939	—	59,880
Assets	223,035		13,659		100,146		26,708	(95)	363,453

(1)	Corresponds to the elimination of income among segments of the YPF Group.
(2)	See Notes 2.c) and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.

Summary of Revenue by Geographic Area

The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2017, 2016 and 2015, and property, plant and equipment by geographic area as of December 31, 2017, 2016 and 2015 are as follows:

	Revenues			Property, plant and equipment
	2017	2016	2015	2017	2016	2015
Argentina	230,728	193,707	143,851	353,868	307,350	269,914
Mercosur and associated countries	8,694	7,964	6,302	575	664	553
Rest of the world	8,785	6,142	4,175	—	—	438
Europe	4,606	2,287	1,808	—	—	—

Total	252,813	210,100	156,136	354,443	308,014	270,905